CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Common stock
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	11,823,445	9,245,146
Common stock, shares outstanding	11,823,445	9,245,146
Class B Common stock
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,313,406	4,313,406
Common stock, shares outstanding	4,313,406	4,313,406